UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22520
Oppenheimer Short Duration Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 1/31/2012

Item 1. Reports to Stockholders.

January 31, 2012

Oppenheimer

Short Duration Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

January 31, 2012 Oppenheimer Short duration fund Management Commentary and Semiannual Report M A N AGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMI ANNUAL REPORT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation

Short-Term Notes	53.4%
Corporate Bonds and Notes	32.4
Certificates of Deposit	10.3
Direct Bank Obligations	3.9
Money Market Fund	—	*
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2012, and are based on the total market value of investments.

*	Represents a value of less than 0.05%.

Credit Rating Breakdown	NRSRO Only Total
AAA	3.2%
AA	19.7
A	29.7
BBB	5.6
Unrated	41.8

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2012, and are subject to change. Except for securities labeled “Unrated,” and except for certain securities issued or guaranteed by a sovereign or supranational entity, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a sovereign entity are assigned a credit rating equal to the highest NRSRO rating assigned to that sovereign entity. U.S. Government “Treasury” and “Agency” securities are included in the AAA category. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
6 | OPPENHEIMER SHORT DURATION FUND

NOTES
Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. Shares of the Fund will fluctuate and the Fund is not a money market fund.
Class Y shares of the Fund were first publicly offered on 4/25/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
7 | OPPENHEIMER SHORT DURATION FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8 | OPPENHEIMER SHORT DURATION FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2011	January 31, 2012	January 31, 2012

Actual
Class A	$1,000.00	$1,000.00	$2.01
Class Y	1,000.00	1,003.70	1.26

Hypothetical

Class A	1,000.00	1,023.13	2.04

Class Y	1,000.00	1,023.88	1.27
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended January 31, 2012 are as follows:

Class	Expense Ratios

Class A	0.40%
Class Y	0.25
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
9 | OPPENHEIMER SHORT DURATION FUND

STATEMENT OF INVESTMENTS January 31, 2012 / Unaudited

	Principal
	Amount	Value

Corporate Bonds and Notes—32.3%

Consumer Discretionary—3.5%

Automobiles—3.3%
American Honda Finance Corp.:
2.375% Sr. Unsec. Nts., 3/18/13[1]	$1,970,000	$2,003,691
4.625% Sr. Unsec. Nts., 4/2/13[1]	300,000	312,677
Daimler Finance North America LLC, 1.911% Sr. Unsec. Nts., 7/11/13[1,2]	3,000,000	3,004,875

		5,321,243

Media—0.2%
Comcast Holdings Corp., 10.625% Sr. Sub. Debs., 7/15/12	350,000	362,929
Consumer Staples—0.2%
Beverages—0.2%
Anheuser-Busch Cos., Inc., 7.50% Nts., 3/15/12	285,000	287,089
Energy—0.3%
Oil, Gas & Consumable Fuels—0.3%
Apache Corp., 6.25% Sr. Unsec. Nts., 4/15/12	450,000	455,046
Financials—23.3%
Capital Markets—3.0%
Credit Suisse of New York, 3.45% Sr. Unsec. Nts., 7/2/12	4,800,000	4,855,805
Commercial Banks—17.3%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12[1]	2,900,000	2,936,325
Barclays Bank plc, 5.45% Sr. Unsec. Unsub. Nts., 9/12/12	1,850,000	1,894,394
HSBC Bank plc:
0.965% Sr. Unsec. Unsub. Nts., 1/18/13[1,2]	2,150,000	2,149,308
1.103% Sr. Unsec. Nts., 8/12/13[1,2]	1,000,000	996,652
ING Bank NV, 0.855% Nts., 2/2/12[1,2]	4,100,000	4,100,000
National Australia Bank Ltd., 1.30% Nts., 12/10/13[1,2]	2,000,000	1,999,494
Nordea Bank AB, 1.75% Sr. Unsec. Unsub. Nts., 10/4/13[1]	1,000,000	992,821
SunTrust Bank, 0.589% Sr. Unsec. Nts., 5/21/12[2]	2,500,000	2,497,340
Svenska Handelsbanken AB, 2.875% Sr. Unsec. Unsub. Nts., 9/14/12[1]	3,000,000	3,036,552
Toronto-Dominion Bank, 0.888% Sr. Unsec. Unsub. Nts., 11/1/13[2]	3,000,000	3,016,590
Westpac Banking Corp.:
1.27% Sr. Unsec. Unsub. Nts., 12/9/13[2,3]	1,610,000	1,602,567
2.25% Sr. Unsec. Unsub. Bonds, 11/19/12	2,500,000	2,531,933

		27,753,976

Consumer Finance—1.5%
American Express Credit Corp.:
0.395% Sr. Unsec. Nts., Series C, 2/24/12[2]	1,420,000	1,420,020
5.875% Sr. Unsec. Nts., 5/2/13	1,000,000	1,057,886

		2,477,906

Diversified Financial Services—0.6%
ING Bank NV, 1.596% Sr. Unsec. Nts., 3/15/13[1,2]	895,000	883,471
10 | OPPENHEIMER SHORT DURATION FUND

	Principal
	Amount	Value

Insurance—0.9%
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12	$1,375,000	$1,398,984
Health Care—0.6%
Health Care Providers & Services—0.6%
Anthem, Inc., 6.80% Unsec. Unsub. Bonds, 8/1/12	1,000,000	1,030,872
Industrials—3.1%
Industrial Conglomerates—3.1%
General Electric Capital Corp.:
0.559% Sr. Unsec. Unsub. Nts., 8/2/12[2]	200,000	200,104
0.727% Sr. Unsec. Unsub. Nts., 7/27/12[2]	1,000,000	1,000,643
1.433% Sr. Unsec. Unsub. Nts., 1/7/14[2]	2,000,000	1,999,886
1.571% Sr. Unsec. Nts., Series A, 9/23/13[2]	500,000	499,900
4.25% Sr. Unsec. Nts., Series A, 6/15/12	500,000	506,888
6% Nts., 6/15/12	750,000	764,290

		4,971,711
Information Technology—1.3%
Computers & Peripherals—1.3%
Hewlett-Packard Co., 0.637% Sr. Unsec. Nts., 3/1/12[2]	2,000,000	2,000,114

Total Corporate Bonds and Notes (Cost $51,700,810)		51,799,146
Certificates of Deposit—10.2%
Bank of Nova Scotia, Houston TX, 1.111%, 1/30/14[2]	3,000,000	2,998,859
BNP Paribas, New York, 1.261%, 7/23/12[2]	400,000	400,487
Commonwealth Bank of Australia, 1.294%, 6/14/13[2,3]	3,000,000	3,001,293
Nordea Bank AB, 1.023%, 4/5/13[2]	2,000,000	1,990,998
Royal Bank of Canada, New York:
0.51%, 9/10/12[2]	1,500,000	1,500,431
0.77%, 11/28/12	2,000,000	2,004,834
Skandinaviska Enskilda Bank, 0.74%, 5/4/12	500,000	500,150
Svenska Handelsbanken, New York, 1.009%, 3/8/13[2]	3,000,000	2,998,446
Swedbank AB, New York, 0.715%, 5/21/12	500,000	500,172
UBS AG, Stamford CT, 1.60%, 2/23/12[2]	494,000	494,287

Total Certificates of Deposit (Cost $16,378,969)		16,389,957

Direct Bank Obligations—3.9%
American Express Bank, 0.401%, 5/29/12[2]	3,215,000	3,211,483
Royal Bank of Canada, 1.253%, 10/30/14[2]	3,000,000	3,001,611

Total Direct Bank Obligations (Cost $6,208,992)		6,213,094
Short-Term Notes—53.2%
Beverages—1.9%
Bacardi USA, Inc., 0.44%, 2/16/12[3]	3,000,000	2,999,450
11 | OPPENHEIMER SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Banks—4.7%
National Australia Bank, 2.35%, 11/16/12	$2,500,000	$2,528,870
Rabobank Nederland, 2.65%, 8/17/12	5,000,000	5,051,010

		7,579,880
Electric Utilities—3.1%
Electricite De France, 0.60%, 3/21/12[3]	5,000,000	4,995,917
Insurance—2.8%
Prudential Financial, Inc.:
0.85%, 5/29/12[3]	2,000,000	1,995,908
0.90%, 5/21/12[3]	2,500,000	2,495,313

		4,491,221
Leasing & Factoring—3.5%
Daimler Finance NA LLC, 0.44%, 2/2/12[3]	4,500,000	4,499,945
Harley Davidson Funding, 0.55%, 3/19/12[3]	1,100,000	1,099,210

		5,599,155
Municipals—10.4%
Albany, NY Industrial Development Agency Bonds, 0.84%, 5/1/27[2]	1,255,000	1,255,000
Albuquerque, NM Industrial Revenue Bonds, CVI Laser Corp. Project, Series 1998, 0.81%, 6/1/18[2]	500,000	500,000
Babylon, NY Industrial Development Agency Bonds, 0.56%, 3/1/24[2]	1,700,000	1,700,000
Liberty Cnty., GA Industrial Authority Revenue Refunding Bonds, 0.61%, 3/1/16[2]	1,180,000	1,180,000
MassDOT Western Turnpike Revenue Bonds, 0.942%, 1/1/13	3,000,000	3,001,680
Polk Cnty., FL Industrial Development Authority Revenue Bonds, Watson Clinic, Series 1999, 0.63%, 12/1/18[2]	3,720,000	3,720,000
Staunton, VA Industrial Development Authority Revenue Bonds, 0.41%, 2/1/27[2]	820,000	820,000
Union Cnty., AR Industrial Development Revenue Bonds, 0.45%, 10/1/27[2]	2,500,000	2,500,000
Village of Mundelein, IL Industrial Development Revenue Bonds, 0.81%, 7/1/17[2]	1,995,000	1,995,000

		16,671,680
Oil, Gas & Consumable Fuels—3.1%
Devon Energy, 0.40%, 2/24/12	5,000,000	4,998,722
Personal Products—4.4%
Reckitt Benckiser Treasury Services plc:
0.84%, 8/16/12[3]	6,000,000	5,982,000
0.93%, 11/1/12[3]	1,000,000	994,200

		6,976,200

Pharmaceuticals—0.9%
Teva Pharmaceutical Finance BV, 1.344%, 11/8/12[2]	1,500,000	1,511,757
12 | OPPENHEIMER SHORT DURATION FUND

	Principal
	Amount	Value

Special Purpose Financial—13.7%
Concord Minutemen Cap. Corp. LLC, 0.52%, 2/8/12	$7,500,000	$7,499,242
Lexington Parker Capital Co. LLC, 0.80%, 6/4/12[3]	7,500,000	7,488,932
Omnicom Capital, Inc.:
0.32%, 2/1/12[3]	3,100,000	3,100,000
0.35%, 2/6/12[3]	3,914,000	3,913,810

		22,001,984

Telephone Utilities—4.7%
Vodafone Group plc:
0.78%, 3/29/12	500,000	499,380
1.10%, 7/9/12	1,000,000	996,502
1.10%, 8/23/12	6,000,000	5,970,446

		7,466,328

Total Short-Term Notes (Cost $85,233,141)		85,292,294

	Shares

Investment Company—0.0%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%[4,5] (Cost $1,259)	1,259	1,259

Total Investments, at Value (Cost $159,523,171)	99.6%	159,695,750

Other Assets Net of Liabilities	0.4	707,412

Net Assets	100.0%	$160,403,162

Footnotes to Statement of Investments

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,415,866 or 13.97% of the Fund’s net assets as of January 31, 2012.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $44,168,545 or 27.54% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4.	Rate shown is the 7-day yield as of January 31, 2012.

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	July 29, 2011[a]	Additions	Reductions	January 31, 2012

Oppenheimer Institutional Money Market Fund, Cl. E	241	65,701,018	65,700,000	1,259

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$1,259	$1,316

a.	July 29,2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
13 | OPPENHEIMER SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Corporate Bonds and Notes	$—	$51,799,146	$—	$51,799,146
Certificates of Deposit	—	16,389,957	—	16,389,957
Direct Bank Obligations	—	6,213,094	—	6,213,094
Short-Term Notes	—	85,292,294	—	85,292,294
Investment Company	1,259	—	—	1,259

Total Assets	$1,259	$159,694,491	$—	$159,695,750

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
14 | OPPENHEIMER SHORT DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2012

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $159,521,912)	$159,694,491
Affiliated companies (cost $1,259)	1,259

159,695,750
Cash	420,149
Receivables and other assets:
Interest and dividends	366,614
Other	4,791

Total assets	160,487,304

Liabilities
Payables and other liabilities:
Dividends	62,189
Legal, auditing and other professional fees	14,407
Transfer and shareholder servicing agent fees	6,618
Trustees’ compensation	703
Shareholder communications	148
Other	77

Total liabilities	84,142

Net Assets	$160,403,162

Composition of Net Assets
Par value of shares of beneficial interest	$16,021
Additional paid-in capital	160,192,868
Accumulated net investment loss	(234)
Accumulated net realized gain on investments	21,928
Net unrealized appreciation on investments	172,579

Net Assets	$160,403,162

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $100,054 and 10,000 shares of beneficial interest outstanding)	$10.01
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $160,303,108 and 16,010,862 shares of beneficial interest outstanding)	$10.01
See accompanying Notes to Financial Statements.
15 | OPPENHEIMER SHORT DURATION FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2012

Investment Income
Interest	$479,668
Dividends from affiliated companies	1,316

Total investment income	480,984

Expenses
Management fees	175,001
Transfer and shareholder servicing agent fees:
Class A	26
Class Y	29,142
Legal, auditing and other professional fees	15,294
Shareholder communications—Class Y	7,933
Trustees’ compensation	4,623
Administration service fees	750
Custodian fees and expenses	113
Other	3,544

Total expenses	236,426
Less waivers and reimbursements of expenses	(89,792)

Net expenses	146,634

Net Investment Income	334,350

Realized and Unrealized Gain
Net realized gain on investments	21,661
Net change in unrealized appreciation/depreciation on investments	169,275

Net Increase in Net Assets Resulting from Operations	$525,286

See accompanying Notes to Financial Statements.
16 | OPPENHEIMER SHORT DURATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	January 31, 2012	July 29,
	(Unaudited)	2011[1]

Operations
Net investment income	$334,350	$6,844
Net realized gain	21,661	267
Net change in unrealized appreciation/depreciation	169,275	3,304

Net increase in net assets resulting from operations	525,286	10,415

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(192)	—
Class Y	(334,158)	(6,844)

	(334,350)	(6,844)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	—	—
Class Y	150,107,655	10,000,000

	150,107,655	10,000,000

Net Assets
Total increase	150,298,591	10,003,571
Beginning of period	10,104,571	101,000 [2]

End of period (including accumulated net investment loss of $234 and $234, respectively)	$160,403,162	$10,104,571

1.	For the period from April 25, 2011 (commencement of operations) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Reflects the value of the Manager’s initial seed money invested on March 8, 2011.
See accompanying Notes to Financial Statements.
17 | OPPENHEIMER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS

	Six Months	Period
	Ended	Ended
	January 31, 2012	July 29,
Class A	(Unaudited)	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$10.00	$10.00

Income (loss) from investment operations:
Net investment income[2]	.02	— [3]
Net realized and unrealized gain	.01	— [3]

Total from investment operations	.03	— [3]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	— [3]

Net asset value, end of period	$10.01	$10.00

Total Return, at Net Asset Value[4]	0.29%	0.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100	$100

Average net assets (in thousands)	$100	$100

Ratios to average net assets:[5]
Net investment income	0.38%	0.00%[6]
Total expenses[7]	0.53%	1.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.40%	0.61%

Portfolio turnover rate	9%	28%

1.	For the period from April 25, 2011 (commencement of operations) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Less than 0.005%.

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2012	0.54%
Period Ended July 29, 2011	1.31%
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER SHORT DURATION FUND

	Six Months	Period
	Ended	Ended
	January 31, 2012	July 29,
Class Y	(Unaudited)	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$10.00	$10.00

Income (loss) from investment operations:
Net investment income[2]	.03	.01
Net realized and unrealized gain	.01	— [3]

Total from investment operations	.04	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)	(.01)

Net asset value, end of period	$10.01	$10.00

Total Return, at Net Asset Value[4]	0.37%	0.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$160,303	$10,005

Average net assets (in thousands)	$115,253	$10,002

Ratios to average net assets:[5]
Net investment income	0.57%	0.25%
Total expenses[6]	0.40%	1.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.25%	0.36%

Portfolio turnover rate	9%	28%

1.	For the period from April 25, 2011 (commencement of operations) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2012	0.40%
Period Ended July 29, 2011	1.58%
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Short Duration Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek current income while endeavoring to preserve capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of January 31, 2012, 100% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class A shares are currently not available for purchase. Class Y shares are sold to certain institutional investors without a front-end sales charge, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Previous Annual Periods. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued
20 | OPPENHEIMER SHORT DURATION FUND

at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under
21 | OPPENHEIMER SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended July 29, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$159,523,171

Gross unrealized appreciation	$203,890
Gross unrealized depreciation	(31,311)

Net unrealized appreciation	$172,579

22 | OPPENHEIMER SHORT DURATION FUND

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
23 | OPPENHEIMER SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2012		Period Ended July 29, 2011[1,2]
	Shares	Amount	Shares	Amount

Class A
Sold	—	$—	—	$—
Dividends and/or distributions reinvested	—	—	—	—

Net increase (decrease)	—	$—	—	$—

Class Y
Sold	15,000,000	$150,000,000	1,000,000	$10,000,000
Dividends and/or distributions reinvested	10,762	107,655	—	—

Net increase	15,010,762	$150,107,655	1,000,000	$10,000,000

1.	For the period from April 25, 2011 (commencement of operations) to July 29, 2011.

2.	The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on March 8, 2011. These amounts are not reflected in the above table.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended January 31, 2012, were as follows:

	Purchases	Sales

Investment securities	$14,463,012	$961,321
24 | OPPENHEIMER SHORT DURATION FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee calculated on the daily net assets of the Fund, at an annual rate of 0.30%.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2012, the Fund paid $22,951 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Offering and Organizational Costs. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees to limit the annual total expenses for Class A shares to 0.65% and for Class Y shares to 0.40% of average daily assets. Effective July 6, 2011, the Manager has voluntarily agreed to limit the total annual expenses for Class Y shares to 0.25% of average daily assets, and to waive a portion of the advisory fee on Class A shares to the same extent that it waives any of the advisory fee on Class Y shares. During the six months ended January 31, 2012, the Manager waived fees and/or reimbursed the Fund $64 and $88,964 for Class A and Class Y shares, respectively.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During
25 | OPPENHEIMER SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
the six months ended January 31, 2012, the Manager waived fees and/or reimbursed the Fund $764 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On September 30, 2011, the U.S. District Court for the District of Colorado entered orders and final judgments approving the settlement of certain putative class actions involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking
26 | OPPENHEIMER SHORT DURATION FUND

to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is
27 | OPPENHEIMER SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Pending Litigation Continued
premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
28 | OPPENHEIMER SHORT DURATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies (“portfolio proxies”) relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Fund’s Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
29 | OPPENHEIMER SHORT DURATION FUND

OPPENHEIMER SHORT DURATION FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Carol E. Wolf, Vice President
Christopher Proctor, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
30 | OPPENHEIMER SHORT DURATION FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
31 | OPPENHEIMER SHORT DURATION FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
32 | OPPENHEIMER SHORT DURATION FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Short Duration Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 3/13/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 3/13/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 3/13/2012